QUESTAR FUNDS, INC.

                       THE PHEONIX MANAGEMENT FUND series

                         Supplement dated August 1, 2001
                                     to the
                         Prospectus dated April 2, 2001



     1. The following disclosure replaces in its entirety the paragraph entitled "ADMINISTRATOR" currently found on page10:

ADMINISTRATOR

     Pursuant to the Administrative Services Agreement with QueStar Funds, Inc. (the "Company") , Commonwealth Shareholder Services, Inc. ("CSS" or the "Administrator"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the administrator to the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

     2. The following disclosure entitled "ACCOUNTING SERVICES" is being added to the Prospectus after the paragraph entitled "ADMINISTRATOR" currently found on page10:

ACCOUNTING SERVICES

     Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, VA 23229, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports.

     CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Company, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

     3. The following disclosure replaces in its entirety the paragraph entitled "DISTRIBUTOR" currently found on page 10:

DISTRIBUTOR

     First Dominion Capital Corp. ("FDCC" or the "Distributor"), an affiliate of the Administrator, has entered into a distribution agreement with the Company to serve as the principal underwriter and national distributor for the Fund's shares. The Distributor will be entitled to receive a distribution fee equal to 0.25% of the Fund's average daily net assets under the terms of the Fund's Distribution and Services Plan. The Distributor will pay the promotional and advertising expenses related to the distribution of the Fund's shares and for the printing of all Fund prospectuses used in connection with the distribution and sale of the Fund's shares. It is expected that the Distributor will use a portion of the distribution fee to compensate financial intermediaries for providing distribution assistance with respect to the sale of the Fund's shares.

     4. The following information replaces in its entirety the paragraph entitled "HOW TO CONTACT THE FUND" currently found on page11:

     For more information about the Fund or your account, you may write to us at:

      The Pheonix Management Fund
      c/o First Dominion Capital Corp.
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229

     or you may call us toll free at (877) 881-2743

     5. The following information replaces in its entirety the paragraphs entitled "BY TELEPHONE" under the section entitled "HOW TO BUY SHARES OF THE FUND" currently found on page 13:

BY TELEPHONE

     To open an account by telephone, call (800) 628-4077 to obtain an account number and instructions. We will take information necessary to open your account, including your social security or tax identification number, over the phone.

     After you have obtained an account number, you may purchase shares of the Fund by wiring federal funds (subject to the minimum investment amounts described below). The Fund will charge you a $10.00 wire fee. Your bank may also charge a fee for doing this. You should instruction your bank to wire funds to:


      Suntrust Bank
      Richmond, Virginia
      ABA #0510 0002 0
      Acct #201277387
      Fund Services, Inc.
      Credit to "The Pheonix Management Fund"
      For further credit to: (name and/or taxpayer identification number)

     The most critical items are the bank name, ABA number, credit account number and FSI. The other items will help speed to process and insure that the funds are placed in the proper internal account.

     You will then need to mail a signed account application to:

      The Pheonix Management Fund
      c/o First Dominion Capital Corp.
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229

     6. The following information replaces in its entirety the paragraphs entitled "BY MAIL" under the section entitled "HOW TO BUY SHARES OF THE FUND" currently found on page13:

BY MAIL

     You may also open an account by mailing a completed and signed account application, together with a check made payable to The Pheonix Management Fund to:

      The Pheonix Management Fund
      c/o First Dominion Capital Corp.
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229

     7. The following information replaces in its entirety the second paragraph of the section entitled "BY MAIL" under the section entitled "HOW TO REDEEM SHARES OF THE FUND" currently found on page 15:

     Mail your request and documentation to:

      The Pheonix Management Fund
      c/o Fund Services, Inc.
      1500 Forest Avenue, Suite 111
      Richmond, Virginia 23229

     8. The following disclosure is being added as a paragraph entitled "TRANSFERRING REGISTRATION" under the section entitled "HOW TO REDEEM SHARES OF THE FUND" currently found on page15:

     If you wish to transfer shares to another owner, send a written request to Fund Services, Inc. ("FSI" or the "Transfer Agent") at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or Taxpayer Identification Number and how dividends and capital gains are to be distributed; (4) signature guarantees; and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

     9. The following disclosure replaces in its entirety the paragraph entitled "BY TELEPHONE" under the section entitled "HOW TO REDEEM SHARES OF THE FUND" currently found on page 16:

TELEPHONE TRANSACTIONS

     A shareholder may redeem shares or transfer into another QueStar fund if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed.

     The Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as a shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

     It may be difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone activity. If you cannot reach the Transfer Agent by telephone, you should contact your broker-dealer, financial institution or issue written instructions to the Transfer Agent at the address set forth herein. The Fund reserves the right to modify, suspend or terminate their telephone services at any time without notice.

     10. The following disclosure is added to the Prospectus after the section entitled "ORGANIZATION" currently found on page19:

ADDITIONAL INFORMATION

Shareholder Communications

     The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (877) 881-2743.

     11. The section entitled "PRIVACY STATEMENT" is being presented directly following the section entitled "FINANCIAL HIGHLIGHTS".

     12. The following disclosure replaces in its entirety the information presented on the back page of the Prospectus:

     You'll find more information about the Fund in the following documents:

     The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during its most recent fiscal year.

     For more information about the Fund, you may wish to refer to the Fund's SAI dated April 2, 2001, as revised August 1, 2001, which is on file with the SEC and incorporated by reference into this Prospectus. You can obtain a free copy of the SAI by writing to QueStar Funds, Inc., The Pheonix Management Fund series, c/o First Dominion Capital Corp., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (877) 881-2743 or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

     Information about the Fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-08655)






                PLEASE RETAIN FOR FUTURE REFERENCE

                              QUESTAR FUNDS, INC.

                       THE PHEONIX MANAGEMENT FUND series

                         Supplement dated August 1, 2001
                                     to the
             Statement of Additional Information dated April 2, 2001


     1. The following disclosure replaces in its entirety the paragraph found on the cover page:

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus of The Pheonix Management Fund (the "Fund") dated April 2, 2001, as revised August 1, 2001, and as may be supplemented or revised from time to time. You may obtain the Prospectus of the Fund, free of charge, by writing to QueStar Funds, Inc., The Pheonix Management Fund series, c/o First Dominion Capital Corp. at 1500 Forest Avenue, Suite 223, Richmond, VA 23229 or by calling (877) 881-2743.

The Fund's audited financial statements and notes thereto for the period December 27, 1999 (commencement of operations) through November 30, 2000 and the unqualified report of McCurdy & Associates, the Fund's independent auditors on such financial statements, are included in the Fund's Annual Report to Shareholders for the period ended November 30, 2000 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report by writing to the Fund or calling (877) 881-2743.



The date of this SAI is April 2, 2001, as revised August 2001.

     2.  The  following   information   presented  under  the  section  entitled
"GLOSSARY" is deleted in its entirety:

     "ADS"  means  American  Data  Services,   Inc.,  the  administrator,   fund
accountant, and transfer and dividend disbursing agent of the Fund.

     3. The following information is being added to the section entitled "GLOSSARY":

     "CSS" means Commonwealth Shareholder Services, Inc., the administrator of the Fund.

     "CFA" means Commonwealth Fund Accounting, Inc., the accounting services agent of the Fund.

     "FDCC" means First Dominion Capital Corp., the principal underwriter and distributor of the Fund's shares.

     "FSI" means Fund Services, Inc., the transfer and dividend disbursing agent of the Fund.

     4.  The  following   information   presented  under  the  section  entitled
"DIRECTORS AND EXECUTIVE OFFICERS" currently presented on page 19 is modified as follows:

*MICHAEL MIOLA (49)    Retired in July, 2001 as            Chairman
The Hauppague          Chief Executive Officer
Corporate Center       of American Data Services, Inc.
150 Motor Parkway
Hauppauge, New York 11788

     5.  The  following   information   presented  under  the  section  entitled
"DIRECTORS AND EXECUTIVE OFFICERS" currently presented on page 19 is deleted in its entirety:

     In addition to Mr. Miola as Chief Executive Officer and President, the other officers of the Corporation are Michael Wagner, Treasurer and Giovanni A. Urena, Secretary. Each of the Officers is employed by the Administrator.

     6. The  following  disclosure  replaces  in its  entirety  the  third  full
paragraph   presented  under  the  section  entitled  "DIRECTORS  AND  EXECUTIVE
OFFICERS" currently presented on page 19:

     Each disinterested Director receives a fee from the Fund for each regular quarterly and in-person special meeting of the Board of Directors attended. Members of the Board who are not affiliated with the Adviser receive an annual fee of $1,000 plus $500 for each Board meeting attended. The Fund will pay a pro rate portion of the Directors' fees and expenses based on the net assets of the Fund and the other series of the Company. In addition, each Director who is not affiliated with the Adviser is reimbursed for expenses incurred in connection with attending meetings.

     7. The following disclosure replaces in its entirety the paragraph entitled "ADMINISTRATOR" found in the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES" currently found on page 21:

ADMINISTRATOR

     Pursuant to an Administration Agreement with the Company (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS" or the "Administrator"), 1500 Forest Avenue, Suite 223, Richmond, VA 23229, serves as Administrator of the Fund and supervises all aspects of the operation of the Fund except those performed by the Adviser. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

     As administrator, CSS receives a fee, computed daily and paid monthly, at the annual rate of 0.20% on the first $50 million of average daily net assets, 0.15% on the next $50 million of average daily net assets and 0.10% on average daily net assets above $100 million, subject to a minimum amount of $12,000 per year for the first two years and $30,000 per year thereafter. CSS also receives an hourly rate for shareholder servicing and state securities law matters plus certain out-of-pocket expenses.

     8. The following disclosure entitled  "ACCOUNTING  SERVICES" is being added
to  the  Statement  of  Additional   Information   under  the  section  entitled
"INVESTMENT ADVISORY AND OTHER SERVICES" currently found on page 21:

ACCOUNTING SERVICES

     Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, VA 23229, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports.

     CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Company, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund, against a minimum fee plus out-of-pocket expenses.

     9. The paragraph entitled "ADMINISTRATOR'S FEES" found in the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES" currently found on page 21 of the Statement of Additional Information is deleted in its entirety.

     10. The following disclosure replaces, in its entirety, the paragraph entitled "CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT" found in the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES" currently found on page 21 of the Statement of Additional Information:

CUSTODIAN

     Union Bank of California, 475 Sansome Street, 15th Floor, San Francisco, California 94111, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

     FSI provides certain shareholder and other services to the Company, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.

     11. The following disclosure replaces, in its entirety, the paragraph entitled "DISTRIBUTION AGREEMENT" found in the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES" currently found on page 21 of the Statement of Additional Information:

     First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 1500 Forest Avenue, Suite 223, Richmond, VA 23229, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. There are no sales charges in connection with purchases of Fund shares. The Distributor does not receive underwriting discounts and commissions or brokerage commissions as a result of the sale of the Fund's shares.

     12. The following disclosure replaces, in its entirety, the third paragraph under the section entitled "PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE" currently found on page 26:

     In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to any in accordance with any instructions the Board of Directors may issue from time to time. The Adviser will select broker-dealers to execute portfolio transactions on behalf of the Fund primarily on the basis of best price and execution.





                PLEASE RETAIN FOR FUTURE REFERENCE